Core Deposit Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization Expense [Line Items]
Amortization Expenses	$ 125,000	$ 130,000	$ 135,000
Core deposit intangible	0	0	0
Core Deposits [Member]
Amortization Expense [Line Items]
Amortization Expenses	$ 125,000	$ 130,000	$ 135,000
Asset Amortized over an estimated life	10 years